Non-Controlling Interest (Details) - Schedule of Non-Controlling Interest Included in the Equity and the Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiaries:
Equity	$ 124,735,000	$ 109,564,000	$ 94,360,000
Income	14,410,000	15,206,000	9,961,000
Debt instruments at FVOCI	1,109,000	(32,000)	(390,000)
Deferred tax	(299,000)	9,000	106,000
Total other comprehensive income	810,000	(23,000)	(284,000)
Comprehensive income	$ 15,220,000	$ 15,183,000	$ 9,677,000
Santander Corredora de Seguros Limitada [Member]
Subsidiaries:
Non- controlling %	0.25%	0.25%	0.25%
Equity	$ 45,000	$ 201,000	$ 179,000
Income	21,000	21,000	5,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 21,000	$ 21,000	$ 5,000
Santander Corredores de Bolsa Limitada [Member]
Subsidiaries:
Non- controlling %	49.00%	49.41%	49.41%
Equity	$ 27,557,000	$ 24,725,000	$ 22,970,000
Income	2,050,000	1,762,000	717,000
Debt instruments at FVOCI	1,109,000	(32,000)	(238,000)
Deferred tax	(299,000)	9,000	65,000
Total other comprehensive income	810,000	(23,000)	(173,000)
Comprehensive income	$ 2,860,000	$ 1,739,000	$ 544,000
Santander Asesorías Financieras Limitada [Member]
Subsidiaries:
Non- controlling %	0.97%	0.97%	0.97%
Equity	$ 35,000	$ 561,000	$ 513,000
Income	31,000	47,000	21,000
Debt instruments at FVOCI			(152,000)
Deferred tax			41,000
Total other comprehensive income			(111,000)
Comprehensive income	$ 31,000	$ 47,000	$ (90,000)
Santander S.A. Sociedad Securitizadora [Member]
Subsidiaries:
Non- controlling %	0.36%	0.36%	0.36%
Equity	$ 2,000	$ 3,000	$ 1,000
Income	(1,000)	(1,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ (1,000)	$ (1,000)
Klare Corredora de Seguros S.A. [Member]
Subsidiaries:
Non- controlling %	49.90%
Equity	$ (858,000)
Income	(1,213,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ (1,213,000)
Santander Consumer Chile S.A. [Member]
Subsidiaries:
Non- controlling %	49.00%	49.00%	49.00%
Equity	$ 57,420,000	$ 49,269,000	$ 39,080,000
Income	8,148,000	10,193,000	9,386,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	8,148,000	10,193,000	9,386,000
Subtotal One [Member]
Subsidiaries:
Equity	84,201,000	75,115,000	64,374,000
Income	9,036,000	10,745,000	8,859,000
Debt instruments at FVOCI	1,109,000	(32,000)	(390,000)
Deferred tax	(299,000)	9,000	106,000
Total other comprehensive income	810,000	(23,000)	(284,000)
Comprehensive income	$ 9,846,000	$ 10,722,000	$ 8,575,000
Santander Gestión de Recaudación y Cobranzas Limitada [Member]
Subsidiaries:
Non- controlling %	100.00%	100.00%	100.00%
Equity	$ 8,518,000	$ 6,988,000	$ 4,820,000
Income	1,530,000	2,168,000	139,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 1,530,000	$ 2,168,000	$ 139,000
Bansa Santander S.A. [Member]
Subsidiaries:
Non- controlling %	100.00%	100.00%	100.00%
Equity	$ 28,336,000	$ 24,250,000	$ 21,010,000
Income	4,087,000	3,239,000	1,096,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 4,087,000	3,239,000	1,096,000
Multiplica Spa [Member]
Subsidiaries:
Non- controlling %	100.00%
Equity	$ 2,529,000
Income	(682,000)
Debt instruments at FVOCI
Total other comprehensive income
Comprehensive income	$ (682,000)
PagoNXT Trade Chile SpA [Member]
Subsidiaries:
Non- controlling %	100.00%
Equity	$ 1,151,000
Income	439,000
Comprehensive income	439,000
Subtotal two [Member]
Subsidiaries:
Equity	40,534,000	34,449,000	29,986,000
Income	5,374,000	4,461,000	1,102,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 5,374,000	$ 4,461,000	$ 1,102,000
Klare Corredora de Seguros S.A. [Member]
Subsidiaries:
Non- controlling %		49.90%	49.90%
Equity		$ 356,000	$ 1,631,000
Income		(1,277,000)	(1,270,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income		$ (1,277,000)	$ (1,270,000)
Multiplica Spa [Member]
Subsidiaries:
Non- controlling %		100.00%
Equity		$ 3,211,000
Income		(946,000)
Debt instruments at FVOCI
Total other comprehensive income
Comprehensive income		$ (946,000)
Multiplica Spa [Member]
Subsidiaries:
Non- controlling %			100.00%
Equity			$ 4,156
Income			(133,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income			$ (133,000)